Annual Fund Operating Expenses (Vanguard Global Minimum Volatility Fund Retail)	Vanguard Global Minimum Volatility Fund Vanguard Global Minimum Volatility Fund - Admiral Shares 11/1/2013 - 10/31/2014	Vanguard Global Minimum Volatility Fund Vanguard Global Minimum Volatility Fund - Investor Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.25%
12b-1 Distribution Fee	none	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.20%	0.30%